Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 50,000	$ 150,000
Commodity and foreign exchange contracts, assets	479	2,029
Total assets	15,841,258	15,223,518	$ 14,326,969
Commodity and foreign exchange contracts, liabilities	(8,531)	(605)
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	594,946	1,609,523
Short-term investments	50,000	150,000
Commodity and foreign exchange contracts, assets	479	2,029
Total assets	645,425	1,761,552
Commodity and foreign exchange contracts, liabilities	(8,531)	(605)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	594,946	1,609,523
Short-term investments	50,000	150,000
Total assets	644,946	1,759,523
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	479	2,029
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contracts and Foreign Exchange Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity and foreign exchange contracts, assets		2,029
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity and foreign exchange contracts, liabilities	(8,531)	$ (605)
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity and foreign exchange contracts, assets	$ 479